UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Nakoma Capital Management LLC
Address:  8040 Excelsior Drive   Suite 401
          Madison, WI  53717

Form 13F File No:  28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Robyn K. Rannow
Title:  Managing Director/CCO
Phone:  608-831-8814

/s/ Robyn K. Rannow    Madison, WI    November 8, 2011
-------------------   -------------   -----------------
   (Signature)         (City/State)        (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total:   $   21,101
                                         (in thousands)

List of Other Included Managers:         None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                               September 30, 2011

                                                                                                      Voting Authority
                                                                                                      ----------------
                                                             Value   Shares or Sh/ Put/ Invstmt Other
          Name of Issuer           Title of Class CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Mgrs   Sole  Shrd None
--------------------------------- --------------- --------- -------- --------- --- ---- ------- ----- ------ ---- ----
Agilent Technologies Inc.          COM            00846U101      284     9,100 SH  N/A   Sole   N/A    9,100 N/A  N/A
Agnico-Eagle Mines Ltd.            COM            008474108      798    13,400 SH  N/A   Sole   N/A   13,400 N/A  N/A
Apple Inc.                         COM            037833100    1,182     3,100 SH  N/A   Sole   N/A    3,100 N/A  N/A
Associated Banc-Corp.              COM            045487105      753    81,000 SH  N/A   Sole   N/A   81,000 N/A  N/A
AXIS Capital Holdings Ltd.         SHS            G0692U109      617    23,800 SH  N/A   Sole   N/A   23,800 N/A  N/A
CenturyLink, Inc.                  COM            156700106      786    23,726 SH  N/A   Sole   N/A   23,726 N/A  N/A
Cisco Systems Inc.                 COM            17275R102      194    12,500 SH  N/A   Sole   N/A   12,500 N/A  N/A
Comstock Resources Inc.            COM NEW        205768203      315    20,400 SH  N/A   Sole   N/A   20,400 N/A  N/A
Disney Walt Co.                    COM DISNEY     254687106      271     9,000 SH  N/A   Sole   N/A    9,000 N/A  N/A
GameStop Corp. New                 CL A           36467W109      711    30,800 SH  N/A   Sole   N/A   30,800 N/A  N/A
GATX Corp.                         COM            361448103      731    23,600 SH  N/A   Sole   N/A   23,600 N/A  N/A
General Electric Co.               COM            369604103      259    17,000 SH  N/A   Sole   N/A   17,000 N/A  N/A
Intel Corp.                        COM            458140100      320    15,000 SH  N/A   Sole   N/A   15,000 N/A  N/A
International Business Machs Corp. COM            459200101      350     2,000 SH  N/A   Sole   N/A    2,000 N/A  N/A
Johnson & Johnson                  COM            478160104      318     5,000 SH  N/A   Sole   N/A    5,000 N/A  N/A
JPMorgan Chase & Co.               COM            46625H100      181     6,000 SH  N/A   Sole   N/A    6,000 N/A  N/A
Kinder Morgan Energy Partners      UT LTD PARTNER 494550106      205     3,000 SH  N/A   Sole   N/A    3,000 N/A  N/A
Kohl's Corp.                       COM            500255104      687    14,000 SH  N/A   Sole   N/A   14,000 N/A  N/A
Lindsay Corporation                COM            535555106      631    11,720 SH  N/A   Sole   N/A   11,720 N/A  N/A
McDonald's Corp.                   COM            580135101      307     3,500 SH  N/A   Sole   N/A    3,500 N/A  N/A
Microsoft Corp.                    COM            594918104    1,658    66,600 SH  N/A   Sole   N/A   66,600 N/A  N/A
Monsanto Co. New                   COM            61166W101      823    13,700 SH  N/A   Sole   N/A   13,700 N/A  N/A
NCR Corp. New                      COM            62886E108      740    43,800 SH  N/A   Sole   N/A   43,800 N/A  N/A
Newmont Mining Corp.               COM            651639106    1,681    26,700 SH  N/A   Sole   N/A   26,700 N/A  N/A
Perfect World Co. Ltd.             SPON ADR REP B 71372U104      222    19,900 SH  N/A   Sole   N/A   19,900 N/A  N/A
Potash Corp. Sask. Inc.            COM            73755L107      955    22,100 SH  N/A   Sole   N/A   22,100 N/A  N/A
Procter & Gamble Co.               COM            742718109      284     4,500 SH  N/A   Sole   N/A    4,500 N/A  N/A
Sanderson Farms Inc.               COM            800013104      489    10,300 SH  N/A   Sole   N/A   10,300 N/A  N/A
Southwest Airlines Co.             COM            844741108      169    21,000 SH  N/A   Sole   N/A   21,000 N/A  N/A
Sovran Self Storage Inc.           COM            84610H108      167     4,500 SH  N/A   Sole   N/A    4,500 N/A  N/A
Suncor Energy Inc. New             COM            867224107      809    31,800 SH  N/A   Sole   N/A   31,800 N/A  N/A
Take-Two Interactive Software Inc. COM            874054109      420    33,000 SH  N/A   Sole   N/A   33,000 N/A  N/A
Target Corp.                       COM            87612E106      294     6,000 SH  N/A   Sole   N/A    6,000 N/A  N/A
Thermo Fisher Scientific Inc.      COM            883556102      726    14,340 SH  N/A   Sole   N/A   14,340 N/A  N/A
Verizon Communications Inc.        COM            92343V104    1,115    30,300 SH  N/A   Sole   N/A   30,300 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103      311     6,000 SH  N/A   Sole   N/A    6,000 N/A  N/A
Zhongpin Inc.                      COM            98952K107      338    44,500 SH  N/A   Sole   N/A   44,500 N/A  N/A
REPORT SUMMARY                     37                         21,101